Stock Options (Details) (Stock options, USD $)	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 01, 2012 2003 Plan	Dec. 31, 2011 2003 Plan	Dec. 31, 2012 2003 Plan	Dec. 31, 2012 2012 Plan	Aug. 22, 2012 2012 Plan	Nov. 01, 2003 Maximum 2003 Plan	Dec. 31, 2012 Maximum 2003 Plan
Stock Option Plan
Percentage of outstanding common stocks reserved for issuance								10.00%
Common stock available under the options plan (in shares)					42,800
Number of shares available for purchase to each holder of stock option					1
Term of options granted									10 years
Granted (in shares)	50,000	767,000	50,000	767,000		0
Exercise price for options granted (in dollars per share)			$ 2.05	$ 2.37
Percentage of award that vests on the Initial Vesting Date			10.00%
Percentage of award that vests quarterly over a 27 month period after the initial vesting date			10.00%
Period from the Initial Vesting Date for vesting of remaining options excluding options vesting on Initial Vesting Date			27 months
Number of shares authorized for issuance							4,000,000
Valuation assumptions for stock options
Expected volatility (as a percent)	82.89%	86.91%
Risk-free interest rate (as a percent)	0.39%	0.36%
Expected life	2 years 11 months 12 days	3 years 2 months 26 days
Dividend yield (as a percent)
Estimated forfeiture rate (as a percent)	10.00%	10.00%
Additional information related to stock option
Weighted average fair value of options granted (in dollars per share)	$ 1.08	$ 1.35